CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 139,142	$ 97,356	$ 92,944
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 13)	(6,900)	277	34,306
Depreciation and amortization	99,825	91,919	89,347
Write down of vessels	29,367
Unrealized foreign currency exchange loss (gain)	8,923	(10,221)	(26,700)
Equity income, net of dividends received of $14,700 (2011 - $15,340 and 2010 - nil)	(64,166)	(5,244)	(8,043)
Amortization of deferred debt issuance costs and other	622	1,055	3,526
Gain on sale of vessel (note 17)			(4,340)
Change in operating assets and liabilities (note 15a)	(7,307)	(33,458)	6,657
Expenditures for dry docking	(7,493)	(19,638)	(12,727)
Net operating cash flow	192,013	122,046	174,970
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	500,335	600,862	100,945
Debt issuance costs	(2,065)	(2,578)	(137)
Scheduled repayments of long-term debt	(84,666)	(290,940)	(76,018)
Prepayments of long-term debt	(324,274)	(383,000)	(72,000)
Scheduled repayments of capital lease obligations and other long-term liabilities	(10,161)	(89,350)	(39,147)
Proceeds from equity offerings net of offering costs (note 16)	182,316	341,178	50,921
Advances to and from affiliates		27,048	16,545
Advances to joint venture partners	(3,600)		(10,200)
(Increase) decrease in restricted cash	(31,217)	76,249	30,741
Cash distributions paid	(195,909)	(159,380)	(135,514)
Purchase of Skaugen Multigas Subsidiaries (note 12f)		(114,466)
Distribution to Teekay Corporation for the acquisition of Alexander Spirit LLC, Bermuda Spirit LLC and Hamilton Spirit LLC(note 2)			(33,997)
Other	(385)	1,551	115
Net financing cash flow	30,374	7,174	(167,746)
INVESTING ACTIVITIES
Purchase of equity accounted investments (notes 12i and 19)	(170,067)	(57,287)	(35,169)
Proceeds received from the sale of Dania Spirit (note 17)			21,556
Receipts from direct financing leases	6,155	6,154	5,746
Expenditures for vessels and equipment	(39,894)	(64,685)	(26,652)
Other	1,369	(830)
Net investing cash flow	(202,437)	(116,648)	(34,519)
Increase (decrease) in cash and cash equivalents	19,950	12,572	(27,295)
Cash and cash equivalents, beginning of the year	93,627	81,055	108,350
Cash and cash equivalents, end of the year	$ 113,577	$ 93,627	$ 81,055